Employee Benefits - Benefit (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 280	$ 322	$ 374
Amortization of prior service cost (credit)	39	21	(5)
Expected return on plan assets	(1,262)	(1,045)	(1,270)
Interest cost	683	677	969
Remeasurement loss (gain), net	337	1,198	(209)
Net periodic benefit (income) cost	77	1,173	(141)
Curtailment and termination benefits	11	4	0
Total	88	1,177	(141)
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	149	193	324
Amortization of prior service cost (credit)	(949)	(657)	(287)
Expected return on plan assets	(53)	(54)	(101)
Interest cost	659	746	1,117
Remeasurement loss (gain), net	546	1,300	(2,659)
Net periodic benefit (income) cost	352	1,528	(1,606)
Curtailment and termination benefits	0	0	0
Total	$ 352	$ 1,528	$ (1,606)